GS Mortgage Securities Corp. ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)

Run Date - 8/1/2025 1:19:24 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	897	0.00%	904
City	0	904	0.00%	904
State	0	904	0.00%	904
Zip	0	904	0.00%	904
Borrower First Name	0	893	0.00%	904
Borrower Last Name	0	900	0.00%	904
Borrower SSN	0	889	0.00%	904
Original Loan Amount	1	904	0.11%	904
Original Interest Rate	0	897	0.00%	904
Representative FICO	0	904	0.00%	904
Property Type	0	900	0.00%	904
Occupancy	0	897	0.00%	904
Purpose	0	904	0.00%	904
Doc Type	0	446	0.00%	904
Refi Purpose	0	317	0.00%	904
Balloon Flag	0	889	0.00%	904
Original CLTV	2	895	0.22%	904
Original LTV	2	903	0.22%	904
Prepayment Penalty Period (months)	0	890	0.00%	904
Lender	0	889	0.00%	904
Product Description	0	889	0.00%	904
Has FTHB	0	887	0.00%	904
Investor: Qualifying Total Debt Ratio	1	900	0.11%	904
Escrow Account	6	893	0.67%	904
PITIA Reserves Months	0	887	0.00%	904
Originator Loan Designation	0	4	0.00%	904
First Payment Date	1	4	25.00%	904
Original Term	0	11	0.00%	904
Maturity Date	1	4	25.00%	904
Amortization Type	0	9	0.00%	904
Interest Only	1	11	9.09%	904
Lien Position	0	16	0.00%	904
# of Units	0	16	0.00%	904
Mortgage Type	0	4	0.00%	904
Contract Sales Price	0	11	0.00%	904
LTV Valuation Value	0	4	0.00%	904
Note Date	0	5	0.00%	904
Amortization Term	0	5	0.00%	904
Borrower FTHB	0	5	0.00%	904
Decision System	0	4	0.00%	904
Appraised Value	1	7	14.29%	904
Prepayment Terms	0	3	0.00%	904
Subject Debt Service Coverage Ratio	0	3	0.00%	904
Universal Loan Identifier (ULI)	0	4	0.00%	904
Original HCLTV	0	89	0.00%	904
Margin	0	3	0.00%	904
Origination Channel	0	1	0.00%	904
Total	16	21,605	0.07%	904